Pension Plans and Other Postretirement Benefits Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent			5.00%
Multi-employer plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense					$ 1
US Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 223		$ 241	$ 216	223
Defined Benefit Plan, Service Cost			6	9
Defined Benefit Plan, Interest Cost			9	9
Defined Benefit Plan, Actuarial Gain (Loss)			14	(21)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)			0	0
Defined Benefit Plan, Benefits Paid			(4)	(3)
Defined Benefit Plan, Settlements, Plan Assets			0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments			0	2
Defined Benefit Plan, Curtailments			0	(3)
Defined Benefit Plan, Settlements, Benefit Obligation			0	0
Pension Benefits Fair Value of Plan Assets	116		122	114	116
Defined Benefit Plan, Actual Return on Plan Assets			7	(4)
Foreign currency exchange rate change			0	0
Defined Benefit Plan, Contributions by Employer			5	5
Defined Benefit Plan, Funded Status of Plan			(119)	(102)
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	190		207	184	190
Defined Benefit Plan, Service Cost	1	$ 6	10	10
Defined Benefit Plan, Interest Cost	1	4	3	3
Defined Benefit Plan, Actuarial Gain (Loss)			18	(1)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)			(3)	(14)
Defined Benefit Plan, Benefits Paid			(5)	(4)
Defined Benefit Plan, Settlements, Plan Assets			0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments			0	0
Defined Benefit Plan, Curtailments			0	0
Defined Benefit Plan, Settlements, Benefit Obligation			0	0
Pension Benefits Fair Value of Plan Assets	32		35	34	32
Defined Benefit Plan, Actual Return on Plan Assets			0	1
Foreign currency exchange rate change			0	(1)
Defined Benefit Plan, Contributions by Employer			6	6
Defined Benefit Plan, Funded Status of Plan			(172)	(150)
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	88		53	86	88
Defined Benefit Plan, Service Cost	2	0	1	2		$ 2
Defined Benefit Plan, Interest Cost	4	$ 1	2	4		3
Defined Benefit Plan, Actuarial Gain (Loss)			(1)	(4)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)			0	0
Defined Benefit Plan, Benefits Paid			(4)	(4)
Defined Benefit Plan, Settlements, Plan Assets			0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments			(31)	0
Defined Contribution Plan, Plan Curtailment			0	0
Defined Contribution Plan, Settlements, Benefit Obligation			0	0
Pension Benefits Fair Value of Plan Assets	0		0	0	0
Defined Benefit Plan, Actual Return on Plan Assets			0	0
Foreign currency exchange rate change			0	0
Defined Benefit Plan, Contributions by Employer			4	4
Defined Benefit Plan, Funded Status of Plan			(53)	(86)
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	0		1	0	0
Defined Benefit Plan, Service Cost			0	0
Defined Benefit Plan, Interest Cost			0	0
Defined Benefit Plan, Actuarial Gain (Loss)			1	0
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)			0	0
Defined Benefit Plan, Benefits Paid			0	0
Defined Benefit Plan, Settlements, Plan Assets			0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments			0	0
Defined Contribution Plan, Plan Curtailment			0	0
Defined Contribution Plan, Settlements, Benefit Obligation			0	0
Pension Benefits Fair Value of Plan Assets	$ 0		0	0	$ 0
Defined Benefit Plan, Actual Return on Plan Assets			0	0
Foreign currency exchange rate change			0	0
Defined Benefit Plan, Contributions by Employer			0	0
Defined Benefit Plan, Funded Status of Plan			$ (1)	$ 0
Maximum [Member] | Multi-employer plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense						$ 1	$ 1